Details of Significant Accounts - Share-based payment, schedule of movements of outstanding share incentive plan (Details) shares in Thousands								12 Months Ended
	Dec. 23, 2024 shares	May 27, 2024 shares	Nov. 02, 2023 shares	Aug. 21, 2023 shares	May 23, 2023 shares	Jan. 03, 2023 shares	Jan. 21, 2022 shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
No. of options
Options exercisable at December 31 (in shares) | shares								894	0
Share Incentive Plan
No. of options
Options outstanding at January 1 (in shares) | shares								4,073	2,063
Options granted (in shares) | shares	45	5	5	7	2,260	8	2,143	50	2,288
Options forfeited (in shares) | shares								(246)	(278)
Options outstanding at December 31 (in shares) | shares								3,877	4,073
Weighted-average exercise price per share
Options outstanding at January 1 (in USD per share) | $ / shares								$ 4.47	$ 3.95
Options granted (in USD per share) | $ / shares								2.21	4.93
Options forfeited (in USD per share) | $ / shares								4.48	4.34
Options outstanding at December 31 (in USD per share) | $ / shares								4.44	$ 4.47
Options exercisable at December 31 (in USD per share) | $ / shares								$ 3.95